Property and Equipment, Net - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost		¥ 319,784	¥ 243,065
Accumulated depreciation and amortization		(83,854)	(74,110)
Net carrying amounts	¥ 330,692	235,930	168,955
Depreciation and amortization expense		41,691	29,557
Impairment loss	¥ 0	106,501	44,546
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost		272,756	215,524
Impairment loss		36,512	9,825
Vehicles
Property, Plant and Equipment [Line Items]
Cost		9,548	7,786
Tools, furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost		¥ 37,480	¥ 19,755